Related parties (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Related Parties [Abstract]
Schedule of Transactions with Related Parties

The compensation of key management personnel of the Group is analysed as follows:

	2024	2023	2022
Directors’ fee	642	849	854
Short-term employee benefits	3,343	2,772	1,851
Social security contributions and defined contribution plans	913	777	685
Employee benefit obligations	254	188	125
Expenses for stock options	367	587	998
Total	5,519	5,173	4,513

The aggregate value of transactions and outstanding balances related to directors were as follows.

	2024		2023		2022
	Cost	Amounts due	Cost	Amounts due	Cost	Amounts due
Finished products purchased from TTF	3,823	652	1,340	412	1,852	178
Purchase of agency services from the company REFLEX MARKETING	960	—	992	1	1,360	1
Total	4,783	652	2,332	413	3,212	179

	2024		2023		2022
	Income	Amounts owed	Income	Amounts owed	Income	Amounts owed
Selling of finished products to NAT STORE LTD	1,350	303	1,631	171	1,354	233
Selling of finished products to IN CASA GROUP PTY	1,741	593	1,735	732	2,401	654
Total	3,091	896	3,366	903	3,755	887

The following tables provide the total amount of transactions that have been entered into with such related parties for the relevant financial year. Such transactions have been conducted at arm’s length.

December 31, 2024

	Sales	Expenses	Dividends received	Amounts owed by related parties	Amounts due to related parties
Natuzzi Trading Shanghai Co, Ltd. (joint venture)	25,192	—	—	4,022	—
Natuzzi Texas LLC (joint venture)	1,251	—	—	3,515	—
Natuzzi Stores (UK) LTD (associate)	4,699	—	—	110	—
Natuzzi Design S.a.s. (other related party)	2,004	—	—	534	—
Natuzzi Arredamenti S.r.l. (other related party)	1,083	—	—	263	—
Natuzzi Sofa S.r.l. (other related party)	322	—	—	84	—
Total	34,551	—	—	8,528	—

December 31, 2023

	Sales	Expenses	Dividends received	Amounts owed by related parties	Amounts due to related parties
Natuzzi Trading Shanghai Co, Ltd. (joint venture)	26,523	—	—	4,198	—
Nars Miami LLC (associate)	167	431	—	103	75
Natuzzi Texas LLC (joint venture)	1,951	—	—	2,598	—
Natuzzi Stores (UK) LTD (associate)	5,876	—	—	44	—
Natuzzi Design S.a.s. (other related party)	2,130	—	—	724	—
Natuzzi Arredamenti S.r.l. (other related party)	1,619	—	—	243	—
Natuzzi Sofa S.r.l. (other related party)	385	—	—	56	—
Total	38,651	431	—	7,966	75

December 31, 2022

	Sales	Expenses	Dividends received	Amounts owed by related parties	Amounts due to related parties
Natuzzi Trading Shanghai Co, Ltd. (joint venture)	59,838	—	3,697	5,314	—
Nars Miami LLCC (associate)	1,484	16	—	231	59
Natuzzi Texas LLC (joint venture)	992	—	—	1,193	—
Natuzzi Stores (UK) LTD (associate)	7,110	—	—	14	—
Natuzzi Design S.a.s. (other related party)	2,550	—	—	426	—
Natuzzi Arredamenti S.r.l. (other related party)	1,734	26	—	231	—
Natuzzi Sofa S.r.l. (other related party)	399	—	—	48	—
Total	74,107	42	3,697	7,457	59